INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS
Summary of intangible assets

	2021	2020
Definite Lived Intangible Assets
Intellectual Property	$790,000	$940,000
Total Definite Lived Intangible Assets	790,000	940,000
Less Accumulated Amortization	(208,667)	(201,000)
Definite Lived Intangible Assets, Net	581,333	739,000

Indefinite Lived Intangible Assets
Dispensary Licenses	5,048,500	4,540,000
Total Indefinite Lived Intangible Assets	5,048,500	4,540,000
Total Intangible Assets, Net	$5,629,833	$5,279,000

Summary of expected future amortization expense of intangible assets

December 31:
2022	$158,000
2023	158,000
2024	145,333
2025	120,000
Total Future Amortization Expense	$581,333